Unaudited Condensed Consolidated Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Redeemable Common Stock
Diluted net income (loss) per share	$ (0.03)		$ (0.05)			$ 0.09
Non-Redeemable Common Stock
Diluted net income (loss) per share	$ (0.03)	$ 0.01	$ (0.05)	$ 0.00	$ 0.00	$ 0.09